Note 4 - Oil and Gas Properties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Balance		Balance
Account	12/31/2022	Additions	3/31/2023
Leasehold Improvements - Chico Rica, LLC	$40,000	$-	$40,000
Leasehold Improvements - Undeveloped	62,596	-	62,596
Lease Acquisition and Development Costs - Logan County	1,358,078	82,140	1,440,218
Total oil and gas related assets	$1,460,674	$82,140	$1,542,814

	Balance		Balance
Account	12/31/2021	Additions	12/31/2022
Leasehold Improvements - Chico Rica, LLC	$10,000	$30,000	$40,000
Leasehold Improvements - Undeveloped	15,791	46,805	62,596
Lease Acquisition and Development Costs - Logan County	120,000	1,238,078	1,358,078
Total oil and gas related assets	$145,791	$1,314,883	$1,460,674